MERRILL LYNCH
ASSET GROWTH
FUND, INC.


[FUND LOGO]
STRATEGIC
         Performance


Quarterly Report
May 31, 1997


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                          #18241 -- 5/97

[RECYCLE LOGO OMITTED]
Printed on post-consumer recycled paper



MERRILL LYNCH ASSET GROWTH FUND, INC.

Worldwide           Breakdown of
Investments as of   Stocks & Fixed-Income      Percent of
May 31, 1997        Securities by Country      Net Assets+

                    United States*               31.0%
                    Japan                        13.6
                    Germany                       7.1
                    United Kingdom                6.3
                    Canada                        4.7
                    Sweden                        4.0
                    Spain                         3.8
                    Italy                         3.8
                    Mexico                        3.3
                    France                        3.1
                    Switzerland                   3.1
                    Brazil                        2.6
                    Finland                       2.5
                    South Africa                  2.1
                    Hong Kong                     2.0
                    Australia                     1.7
                    Denmark                       1.4
                    Argentina                     1.2
                    Indonesia                     1.2
                    Philippines                   1.1
                    Netherlands                   0.7
                    Norway                        0.4
                    South Korea                   0.1
                                              -------
                    Total                       100.8%
                                              =======

                    * Includes investments in short-term
                      investments.
                    + Percent of net assets may not
                      total 100%.



                    Ten Largest Industries     Percent of
                    (Equity Investments)       Net Assets

                    Telecommunications            6.1%
                    Pharmaceuticals               4.6
                    Beverages                     4.0
                    Banking                       3.9
                    Insurance                     3.6
                    Electrical Equipment          3.4
                    Mining                        3.3
                    Electronics                   2.9
                    Petroleum                     2.9
                    Diversified                   2.8


                                                Country         Percent
                    Ten Largest Holdings          of            of Net
                    (Equity Investments)        Origin          Assets

                    Tokio Marine & Fire
                    Insurance Co., Ltd.          Japan           1.4%
                    Eisai Co., Ltd.              Japan           1.3
                    BBC Brown Boveri &
                    Cie (Bearer)                 Switzerland     1.3
                    Canadian Pacific, Ltd.       Canada          1.2
                    Yacimientos Petroliferos
                    Fiscales S.A. (ADR)          Argentina       1.2
                    Imperial Chemical
                    Industries PLC
                    (Ordinary)                   UK              1.2
                    Telefonos de Mexico,
                    S.A. de C.V. (ADR)           Mexico          1.2
                    Mannesmann AG                Germany         1.2
                    Mitsubishi Heavy
                    Industries, Ltd.             Japan           1.2
                    Broken Hill
                    Proprietary Co., Ltd.        Australia       1.2



                      Merrill Lynch Asset Growth Fund, Inc., May 31, 1997

DEAR SHAREHOLDER

Stock and bond market turbulence increased during the three-month period ended May 31, 1997. Mounting evidence of stronger-than-expected economic growth suggested to investors that the Federal Reserve Board (FRB) would make a preemptive strike to contain inflationary pressures. These concerns were heightened by statements made by FRB Chairman Alan Greenspan, and culminated in an increase in the Federal Funds rate of 0.25% to 5.50% on March 25. As investors became concerned that this might prove to be only the first in a series of monetary policy tightening moves, interest rates rose and stock and bond prices declined.

Following the FRB's action, investor sentiment fluctuated from negative to more positive, depending upon whether the latest economic data releases were perceived to suggest an overheating or moderating trend. Stock prices were given a boost following a series of strong corporate earnings reports and the likelihood that a capital gains tax cut would be part of the Federal balanced budget agreement. Nonetheless, clear-cut signs of continued low inflation and moderate economic growth, as well as no further indications of monetary policy tightening, are probably needed to bring stability to the financial markets. Another potential positive for the US financial markets would be a successful conclusion to the Federal budget agreement currently under discussion by Congress and the Clinton Administration.

On the international front, the US dollar weakened relative to the yen and the Deutschemark, although it gradually recovered during May. Uncertainty over the progress of the European Monetary Union helped stabilize the US dollar relative to the Deutschemark and other European currencies.

Portfolio Matters
As of May 31, 1997, the Fund's asset allocation was: foreign stocks, 55% of net assets; US stocks, 24%; foreign bonds, 15%; US bonds, 3%; and cash and cash equivalents, 3%.

During the three months ended May 31, 1997, the primary change in the portfolio was the shift of assets from US stocks into foreign stocks. This change reflected our belief that the relative performance of equities in markets outside the United States was likely to improve relative to the US stock market, which has been a leader among global equity markets for an extended period of time. In the foreign equity sector, we added to existing commitments while initiating several new positions. New positions included Broken Hill Proprietary Co. Ltd. in Australia, Uniao de Bancos Brasileiros S.A. in Brazil, Amer Group Ltd. in Finland, and Sasol Ltd. in South Africa. The expansion of foreign equity representation did not materially change the relative country weightings. The size of the equity commitments in Japan and Europe remained below the benchmark unmanaged Morgan Stanley Europe, Australia, Far East Index. We maintained significant positions in Canada and Latin American markets. At the same time, our commitment to the emerging markets of Asia remained limited.

Our increasingly cautious view of the US equity market reflected our concern that a slower US economy in coming quarters could lead to earnings disappointments. The largest concentrations of assets remain in the financial services, technology, energy and healthcare sectors. We believe earnings of companies in these sectors are likely to hold up well even if the US economy slows down in coming quarters. New positions in these sectors included: Intel Corp. and Microsoft Corp. in technology; Chase Manhattan Corporation, Nationwide Financial Services, Inc. and Hartford Life, Inc. in financial services; Smith International, Inc. in energy; and Oxford Health Plans, Inc. in healthcare.

In the US bond market, we reduced exposure to interest rate risk just prior to the Federal Open Market Committee meeting on March 25, 1997. However, during April we restored the duration of US bonds and cash reserves earmarked to US bonds to the five-year level, a neutral position relative to the benchmark unmanaged Salomon World Government Bond Index. Indications of subdued wage inflation led us to take a more positive view of US bonds, while an expected slowdown in the US economy improves the risk/reward relationship for US fixed-income securities.

We restored our position in Canadian bonds as a means of obtaining indirect exposure to US interest rates. We also established a new commitment in Australian bonds. We expect the yield differential between Australia and the United States to narrow, given evidence of benign inflationary pressure in Australia and continued modest economic growth.

Our remaining foreign bond exposure remains concentrated in Europe. However, we liquidated our position in French bonds early in May in response to uncertainties surrounding the elections which were held late in the month and in early June. Remaining commitments included obligations in the core markets of Germany and Denmark and the peripheral markets of Italy, Sweden and Spain. We maintain currency forward contracts against our European bond positions as well as the equity positions, with the exception of the United Kingdom. Expectations of renewed weakness in the Australian and Canadian dollars led us to hedge our holdings in these currencies back to the US dollar.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming annual report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/THOMAS R. ROBINSON
Thomas R. Robinson
Vice President and
Senior Portfolio Manager

/S/JOEL HEYMSFELD
Joel Heymsfeld
Portfolio Manager

June 25, 1997



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                    % Return Without     % Return With
                      Sales Charge       Sales Charge**
Class A Shares*
Year Ended 3/31/97      +11.25%              +5.41%
Inception (9/02/94)
through 3/31/97         + 5.78               +3.59

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.

                        % Return            % Return
                      Without CDSC         With CDSC**
Class B Shares*
Year Ended 3/31/97      +10.10%              +6.10%
Inception (9/02/94)
through 3/31/97         + 4.72               +4.00

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

                       % Return             % Return
                     Without CDSC           With CDSC**
Class C Shares*
Year Ended 3/31/97      +10.15%              +9.15%
Inception (10/21/94)
through 3/31/97         + 5.62               +5.62

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

                   % Return Without        % Return With
                      Sales Charge         Sales Charge**
Class D Shares*
Year Ended 3/31/97      +10.98%              +5.15%
Inception (10/21/94)
through 3/31/97         + 6.47               +4.15

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.




Recent
Performance
Results*

                                                                12 Month     3 Month
                              5/31/97    2/28/97    5/31/96     % Change     % Change
Class A Shares                $11.90     $11.34     $10.36       +14.86%     +4.94%
Class B Shares                 11.85      11.32      10.34       +14.60      +4.68
Class C Shares                 11.79      11.26      10.30       +14.47      +4.71
Class D Shares                 11.91      11.36      10.34       +15.18      +4.84
Class A Shares - Total Return                                    +16.60(1)   +4.94
Class B Shares - Total Return                                    +15.45(2)   +4.68
Class C Shares - Total Return                                    +15.42(3)   +4.71
Class D Shares - Total Return                                    +16.31(4)   +4.84

*   Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.163 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.080 per share ordinary income dividends.
(3) Percent change includes reinvestment of $0.090 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.106 per share ordinary income dividends.




Performance Summary --
Class A Shares

                       Net Asset Value       Capital Gains    Dividends
Period Covered       Beginning     Ending     Distributed       Paid*      % Change**
9/02/94 -- 12/31/94     $10.00     $9.33           --          $0.038       - 6.31%
1995                      9.33      9.80           --           0.226       + 7.49
1996                      9.80     10.97           --           0.163       +13.63
1/1/97 -- 5/31/97        10.97     11.90           --             --        + 8.48
                                                         Total $0.427
                                    Cumulative total return as of 5/31/97:  +24.13%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.





Performance Summary --
Class B Shares

                       Net Asset Value       Capital Gains    Dividends
Period Covered       Beginning     Ending     Distributed       Paid*      % Change**
9/02/94 -- 12/31/94     $10.00     $9.33           --          $0.009       - 6.61%
1995                      9.33      9.83           --           0.096       + 6.40
1996                      9.83     10.97           --           0.080       +12.42
1/1/97 -- 5/31/97        10.97     11.85           --             --        + 8.02
                                                         Total $0.185
                                    Cumulative total return as of 5/31/97:  +20.67%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





Performance Summary --
Class C Shares

                       Net Asset Value       Capital Gains    Dividends
Period Covered       Beginning     Ending     Distributed       Paid*      % Change**
10/21/94 -- 12/31/94    $9.85      $9.32          --            $0.023       - 5.14%
1995                     9.32       9.79          --             0.120       + 6.34
1996                     9.79      10.92          --             0.090       +12.48
1/1/97 -- 5/31/97       10.92      11.79          --               --        + 7.97
                                                          Total $0.233
                                     Cumulative total return as of 5/31/97:  +22.50%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





Performance Summary --
Class D Shares

                       Net Asset Value       Capital Gains    Dividends
Period Covered       Beginning     Ending     Distributed       Paid*      % Change**
10/21/94 -- 12/31/94     $9.86     $9.33          --           $0.036       - 5.01%
1995                      9.33      9.80          --            0.207       + 7.28
1996                      9.80     11.00          --            0.106       +13.35
1/1/97 -- 5/31/97        11.00     11.91          --              --        + 8.27
                                                         Total $0.349
                                    Cumulative total return as of 5/31/97:  +25.05%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






SCHEDULE OF INVESTMENTS                                                                                           (In US dollars)

                                         Shares                                                                        Percent of
 COUNTRY           Industries             Held                     Common Stocks                    Cost        Value  Net Assets

Argentina    Petroleum                     4,500  Yacimientos Petroliferos Fiscales S.A. (ADR)(a)   $106,570    $135,000     1.2%
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Argentina                   106,570     135,000     1.2
                                                                                                 =========== =========== =======

Australia    Diversified                   9,000  Broken Hill Proprietary Co., Ltd.                  118,416     129,209     1.2
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Australia                   118,416     129,209     1.2
                                                                                                 =========== =========== =======


Brazil       Banking                       1,700  Uniao de Bancos Brasileiros S.A. (GDR)(b)           57,375      58,650     0.5
             Beverages                   150,000  Companhia Cervejaria Brahma S.A. PN (Preferred)     87,058     108,793     1.0
             Telecommunications              900  Telecomunicacoes Brasileiras S.A.-Telebras
                                                  (ADR)(a)                                            54,967     123,638     1.1
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Brazil                      199,400     291,081     2.6
                                                                                                 =========== =========== =======

Canada       Automobile Parts              2,400  Magna International, Inc.                          114,741     129,000     1.2
             Entertainment                 2,800  Imax Corporation                                    45,392      60,200     0.5
             Mining                        1,500  Potash Corp. of Saskatchewan, Inc.                 110,576     123,188     1.1
             Multi-Industry                5,100  Canadian Pacific, Ltd.                             109,210     135,150     1.2
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Canada                      379,919     447,538     4.0
                                                                                                 =========== =========== =======

Finland      Diversified                   2,700  Amer Group Ltd.                                     49,189      53,098     0.5
             Paper & Forest
             Products                      5,000  UPM-Kymmene OY                                     105,987     114,783     1.0
             Pharmaceuticals               1,000  Orion-yhtymae OY (Class A)                          39,225      39,507     0.4
             Transportation                2,600  Finnlines OY                                        48,128      72,394     0.6
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Finland                     242,529     279,782     2.5
                                                                                                 =========== =========== =======

France       Iron & Steel                  6,100  Usinor-Sacilor S.A.                                 99,172      91,562     0.8
             Reinsurance                   3,100  Scor S.A.                                          118,452     125,195     1.1
             Semiconductor Capital         1,500  SGS-Thomson Microelectronics N.V.
             Equipment                            (NY Registered Shares)                              70,718     125,250     1.2
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in France                      288,342     342,007     3.1
                                                                                                 =========== =========== =======

Germany      Chemicals                       200  Henkel KGaA                                          8,891      10,468     0.1
                                           1,600  Henkel KGaA (Preferred)                             68,038      90,304     0.8
                                                                                                 ----------- ----------- -------
                                                                                                      76,929     100,772     0.9

             Electrical Equipment          1,900  Siemens AG                                          86,269     107,159     1.0
             Machinery & Equipment           320  Mannesmann AG                                      103,899     130,023     1.2
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Germany                     267,097     337,954     3.1
                                                                                                 =========== =========== =======

Hong Kong    Banking                       3,200  HSBC Holdings PLC                                   51,510      97,057     0.9
             Telecommunications            5,500  Hong Kong Telecommunications Ltd. (ADR)(a)          92,580     124,438     1.1
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Hong Kong                   144,090     221,495     2.0
                                                                                                 =========== =========== =======

Indonesia    Telecommunications            4,290  P.T. Indonesian Satellite Corp. (ADR)(a)           144,283     128,164     1.2
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Indonesia                   144,283     128,164     1.2
                                                                                                 =========== =========== =======

Italy        Machinery                    23,000  Danieli & C. Officine Meccaniche S.p.A.             67,768      81,760     0.7
             Publishing                    7,000  Mondadori (Arnoldo) Editore S.p.A.                  59,094      40,921     0.4
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Italy                       126,862     122,681     1.1
                                                                                                 =========== =========== =======

Japan        Automobile Parts              1,000  Autobacs Seven Co., Ltd.                            58,806      73,074     0.7
             Building &
             Construction                 10,000  Maeda Corp.                                        102,085      55,450     0.5
                                          12,000  Okumura Corp.                                       96,740      63,033     0.6
                                                                                                 ----------- ----------- -------
                                                                                                     198,825     118,483     1.1

             Capital Goods                18,000  Mitsubishi Heavy Industries, Ltd.                  132,433     129,677     1.2
             Consumer --
             Electronics                   6,000  Matsushita Electric Industrial Co., Ltd.            97,202     112,964     1.0
             Electrical Equipment         22,000  Mitsubishi Electric Co.                            138,107     124,828     1.1
             Electronics                   1,000  Rohm Co., Ltd.                                      42,944     104,023     0.9
                                           1,000  Sony Corporation                                    72,316      84,336     0.8
                                             900  Sony Corporation (ADR)(a)                           65,916      76,725     0.7
                                                                                                 ----------- ----------- -------
                                                                                                     181,176     265,084     2.4

             Insurance                    13,000  Tokio Marine & Fire Insurance Co., Ltd.            143,384     153,112     1.4
             Pharmaceuticals               7,000  Eisai Co., Ltd.                                    122,676     140,818     1.3
             Photography                   4,000  Canon, Inc.                                         75,063     101,444     0.9
             Textiles                     16,000  Toray Industries, Inc.                              98,636     108,941     1.0
             Tires & Rubber                5,000  Bridgestone Corporation                             86,184     113,050     1.0
             Warehouse & Storage           9,000  Mitsui-Soko Co., Ltd.                               73,996      61,047     0.5
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Japan                     1,406,488   1,502,522    13.6

Mexico       Beverages                     4,200  Panamerican Beverages, Inc. (Class A)               97,532     121,800     1.1
             Multi-Industry               10,200  Grupo Carso, S.A. de C.V. (ADR)(a)                 145,170     113,475     1.0
             Telecommunications            3,000  Telefonos de Mexico, S.A. de C.V. (ADR)(a)         117,062     133,125     1.2
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Mexico                      359,764     368,400     3.3

Netherlands  Banking                       4,400  ABN AMRO Holding N.V.                               61,651      81,278     0.7
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in the Netherlands              61,651      81,278     0.7

Norway       Cruise Lines                 10,000  Color Line ASA                                      37,601      44,242     0.4
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Norway                       37,601      44,242     0.4

Philippines  Beverages                    40,920  San Miguel Corp. (Class B)                         122,824     123,459     1.1
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in the Philippines             122,824     123,459     1.1

South        Diversified                  10,000  Sasol Ltd.                                         116,199     122,565     1.1
Africa       Mining                        3,100  De Beers Consolidated Mines Ltd. (ADR)(a)          106,903     108,888     1.0
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in South Africa                223,102     231,453     2.1

South        Engineering &
Korea        Construction                  3,554  Hyundai Engineering & Construction
                                                  Co., Ltd. (GDR)(b)                                  45,605      13,344     0.1
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in South Korea                  45,605      13,344     0.1

Spain        Petroleum                     2,900  Repsol S.A. (ADR)(a)                               100,274     122,163     1.1
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Spain                       100,274     122,163     1.1

Sweden       Banking                       3,200  Sparbanken Sverige AB (Class A)                     40,252      62,969     0.6
             Investment Management         4,500  Bure Investment AB                                  37,938      55,927     0.5
             Real Estate Investment        2,600  Castellum AB                                        17,442      18,176     0.1
             Trusts                                                                              ----------- ----------- -------
                                                  Total Common Stocks in Sweden                       95,632     137,072     1.2

Switzerland  Chemicals                       110  Ciba Specialty Chemicals AG (ADR)(a)                 4,138       5,210     0.0
             Electrical Equipment            100  BBC Brown Boveri & Cie (Bearer)                    104,679     137,195     1.3

             Pharmaceuticals               1,100  Novartis AG (ADR)(a)                                47,575      75,075     0.7
                                              14  Roche Holding AG                                   117,104     124,422     1.1
                                                                                                 ----------- ----------- -------
                                                                                                     164,679     199,497     1.8
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in Switzerland                 273,496     341,902     3.1
                                                                                                 =========== =========== =======

United       Beverages                     9,500  Grand Metropolitan PLC                              64,774      88,257     0.8
Kingdom      Chemicals                    10,100  Imperial Chemical Industries PLC (Ordinary)        126,188     134,139     1.2
             Merchandising                10,400  Boots Company PLC                                  105,894     120,433     1.1
             Mining                        7,500  RTZ Corporation PLC (Registered)                   114,244     128,804     1.2
             Steel                        52,000  British Steel PLC                                  131,287     128,853     1.2
             Telecommunications           21,000  Vodafone Group PLC                                  73,076      93,425     0.8
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in the United Kingdom          615,463     693,911     6.3

United       Aerospace & Defense             550  AlliedSignal, Inc.                                  41,038      42,213     0.4
States                                       600  United Technologies Corp.                           26,530      48,225     0.4
                                                                                                 ----------- ----------- -------
                                                                                                      67,568      90,438     0.8

             Appliances                      400  Sunbeam-Oster Co.                                   13,456      13,500     0.1
             Automobile Rental
             & Leasing                       800  Hertz Corp. (Class A)                               23,247      27,400     0.3

             Banking                       1,400  Bank of New York Company, Inc. (The)                29,967      59,675     0.5
                                             300  BankAmerica Corp.                                   30,788      35,063     0.3
                                             400  Chase Manhattan Corporation                         41,082      37,800     0.4
                                                                                                 ----------- ----------- -------
                                                                                                     101,837     132,538     1.2

             Broadcasting -- Cable           500  Tele-Communications, Inc. (Class A)                  7,189       7,563     0.1
             Chemicals                       500  duPont (E.I.) de Nemours & Co.                      54,569      54,438     0.5
             Computer Services
             & Software                    1,600  Cabletron Systems, Inc.                             55,132      70,400     0.6
                                           1,000  Computer Associates International, Inc.             41,029      54,750     0.5
                                           1,680  First Data Corp.                                    59,457      67,200     0.6
                                             500  International Business Machines Corp.               27,474      43,250     0.4
                                             100  Microsoft Corp.                                     10,250      12,400     0.1
                                             712  Oracle Corp.                                        23,818      33,197     0.3
                                                                                                 ----------- ----------- -------
                                                                                                     217,160     281,197     2.5

             Computers                       600  COMPAQ Computer Corp.                               44,573      64,950     0.6
             Consumer Products             1,000  Black & Decker Corporation                          33,358      34,750     0.3
             Containers                    1,500  Owens-Illinois, Inc.                                43,022      46,313     0.4
             Electronics                     400  Intel Corp.                                         54,741      60,550     0.5
             Fertilizers                     800  IMC Global, Inc.                                    30,628      31,300     0.3
             Financial Services              800  American Express Company                            38,967      55,600     0.5
                                           1,100  First USA, Inc.                                     56,036      54,450     0.5
                                             760  MGIC Investment Corp.                               58,551      67,640     0.6
                                                                                                 ----------- ----------- -------
                                                                                                     153,554     177,690     1.6
             Healthcare --
             Managed Care                    900  Oxford Health Plans, Inc.                           56,624      63,225     0.6
             Hospital Supplies               900  Abbott Laboratories                                 28,404      56,700     0.5

             Insurance                       600  Aetna Inc.                                          46,727      60,600     0.6
                                             800  Allstate Corp.                                      32,746      58,900     0.5
                                             400  Hartford Life, Inc. (Class A)                       12,983      13,400     0.1
                                             500  Nationwide Financial Services, Inc.                 11,750      14,062     0.1
                                           1,000  Travelers Group, Inc.                               53,925      54,875     0.5
                                             500  UNUM Corporation                                    31,736      39,562     0.4
                                                                                                 ----------- ----------- -------
                                                                                                     189,867     241,399     2.2

             Leisure/Tourism               2,100  Brunswick Corporation                               52,568      64,050     0.6
                                             514  TCI Pacific Communications
                                                  (Convertible Preferred)                             45,616      51,528     0.5
                                                                                                 ----------- ----------- -------
                                                                                                      98,184     115,578     1.1

             Machinery                     1,200  American Standard Companies, Inc.                   39,338      60,150     0.5
                                           1,200  Ingersoll-Rand Company                              54,038      65,400     0.6
                                                                                                 ----------- ----------- -------
                                                                                                      93,376     125,550     1.1

             Medical                       1,900  Tenet Healthcare Corp.                              50,100      52,250     0.5

             Natural Gas                   1,100  El Paso Natural Gas Co.                             56,692      65,175     0.6
                                           1,400  Enron Corp.                                         54,689      57,050     0.5
                                                                                                 ----------- ----------- -------
                                                                                                     111,381     122,225     1.1

             Oil Services                  1,500  Dresser Industries, Inc.                            29,046      51,375     0.5
                                             200  Schlumberger Ltd.                                   12,862      23,825     0.2
                                             650  Smith International, Inc.                           29,748      34,044     0.3
                                                                                                 ----------- ----------- -------
                                                                                                      71,656     109,244     1.0

             Paper                         1,200  Kimberly - Clark Corp.                              46,012      60,150     0.5

             Petroleum                       400  Pennzoil Company                                    16,054      22,150     0.2
                                           1,000  Unocal Corp.                                        33,402      42,625     0.4
                                                                                                 ----------- ----------- -------
                                                                                                      49,456      64,775     0.6

             Pharmaceuticals                 900  American Home Products Corporation                  52,940      68,625     0.6
                                             600  Merck & Co., Inc.                                   20,511      53,925     0.5
                                                                                                 ----------- ----------- -------
                                                                                                      73,451     122,550     1.1

             Railroads                       400  Burlington Northern Santa Fe                        32,530      33,200     0.3

             Real Estate Investment        1,400  Prentiss Properties Trust                           28,797      32,900     0.3
             Trusts                          800  Starwood Lodging Trust                              36,000      29,800     0.3
                                                                                                 ----------- ----------- -------
                                                                                                      64,797      62,700     0.6

             Restaurants                     600  McDonald's Corp.                                    30,366      30,150     0.3

             Retail Stores                 1,255  Rite Aid Corporation                                42,350      58,357     0.5
                                           1,100  Sears, Roebuck & Co.                                44,048      54,037     0.5
                                                                                                 ----------- ----------- -------
                                                                                                      86,398     112,394     1.0

             Software -- Computer          1,100  BMC Software, Inc.                                  41,343      59,400     0.5

             Telecommunications            1,000  Airtouch Communications, Inc.                       27,955      27,875     0.3
                                           1,600  WorldCom, Inc.                                      39,831      47,400     0.4
                                                                                                 ----------- ----------- -------
                                                                                                      67,786      75,275     0.7

             Tobacco                         850  Philip Morris Companies, Inc.                       28,323      37,400     0.3
             Travel & Lodging              1,400  Carnival Corporation (Class A)                      40,147      53,200     0.5
             Utilities -- Electric         2,800  Edison International                                52,478      65,450     0.6
                                                                                                 ----------- ----------- -------
                                                  Total Common Stocks in the United States         2,157,581   2,685,442    24.3
                                                                                                 =========== =========== =======
                                                  Total Investments in Common Stocks               7,516,989   8,780,099    79.3
                                                                                                 =========== =========== =======


Australia    Foreign Government  A$       75,000  Australian Government Bonds, 7.50% due
             Obligations                          7/15/2005                                           57,949      57,555     0.5
                                                                                                 ----------- ----------- -------
                                                  Total Fixed-Income Securities in Australia          57,949      57,555     0.5
                                                                                                 =========== =========== =======

Canada       Foreign Government  C$      100,000  Canadian Government Bonds, 7% due 12/01/2006        75,972      75,116     0.7
             Obligations                                                                         ----------- ----------- -------
                                                  Total Fixed-Income Securities in Canada             75,972      75,116     0.7
                                                                                                 =========== =========== =======

Denmark      Foreign Government  Dkr   1,000,000  Danish Government Bonds, 7% due 11/15/2007         159,760     158,512     1.4
             Obligations                                                                         ----------- ----------- -------
                                                  Total Fixed-Income Securities in Denmark           159,760     158,512     1.4
                                                                                                 =========== =========== =======

Germany      Foreign Government                   Bundesrepublik Deutschland:
             Obligations         DM      120,000  7.125% due 12/20/2002                               83,338      77,002     0.7
                                         225,000  6.50% due 10/14/2005                               142,066     137,911     1.3
                                         300,000  6% due 1/04/2007                                   175,240     176,838     1.6
                                          75,000  Treuhandanstalt, 6.875% due 6/11/2003               49,876      47,512     0.4
                                                                                                 ----------- ----------- -------
                                                  Total Fixed-Income Securities in Germany           450,520     439,263     4.0
                                                                                                 =========== =========== =======

Italy        Foreign Government  Lit 475,000,000  Buoni Poliennali del Tesoro, 8.50% due
             Obligations                          1/01/2004                                          314,078     298,547     2.7
                                                                                                 ----------- ----------- -------
                                                  Total Fixed-Income Securities in Italy             314,078     298,547     2.7
                                                                                                 =========== =========== =======

Spain        Foreign Government                   Spanish Government Bonds:
             Obligations         Esp  20,000,000  7.90% due 2/28/2002                                162,076     150,277     1.3
                                      21,200,000  7.35% due 3/31/2007                                150,170     153,355     1.4
                                                                                                 ----------- ----------- -------
                                                  Total Fixed-Income Securities in Spain             312,246     303,632     2.7
                                                                                                 =========== =========== =======

Sweden       Foreign Government                   Government of Sweden:
             Obligations         Skr     600,000  10.25% due 5/05/2000                               101,118      87,412     0.8
                                       1,600,000  8% due 8/15/2007                                   240,008     221,101     2.0
                                                                                                 ----------- ----------- -------
                                                  Total Fixed-Income Securities in Sweden            341,126     308,513     2.8
                                                                                                 =========== =========== =======

United       US Government &                      US Treasury Notes:
States       Agency Obligations  US$      50,000  6.625% due 5/15/2007                                49,719      49,851     0.5
                                         275,000  6.625% due 2/15/2027                               257,895     264,946     2.4
                                                                                                 ----------- ----------- -------
                                                  Total Fixed-Income Securities in the
                                                  United States                                      307,614     314,797     2.9
                                                                                                 =========== =========== =======
                                                  Total Investments in Fixed-Income Securities     2,019,265   1,955,935    17.7
                                                                                                 =========== =========== =======


                                                                  Short-Term Securities
United       Commercial Paper*           421,000  General Motors Acceptance Corp., 5.62% due
States                                            6/02/1997                                          420,869     420,869     3.8
                                                                                                 ----------- ----------- -------
                                                  Total Investments in Short-Term Securities         420,869     420,869     3.8
                                                                                                 =========== =========== =======
             Total Investments                                                                    $9,957,123  11,156,903   100.8
                                                                                                 ===========
             Unrealized Appreciation on Forward Foreign Exchange Contracts**                                         720     0.0
             Liabilities in Excess of Other Assets                                                               (88,092)   (0.8)
                                                                                                             ----------- -------
             Net Assets                                                                                      $11,069,531  100.00%
                                                                                                             =========== =======
             Net Asset Value: Class A -- Based on net assets of $1,623,894 and 136,471 shares outstanding         $11.90
                                                                                                             ===========
                              Class B -- Based on net assets of $8,210,572 and 692,764 shares outstanding         $11.85
                                                                                                             ===========
                              Class C -- Based on net assets of $576,616 and 48,911 shares outstanding            $11.79
                                                                                                             ===========
                              Class D -- Based on net assets of $658,449 and 55,266 shares outstanding            $11.91
                                                                                                             ===========


(a) American Depositary Receipts (ADR).
(b) Global Depositary Receipts (GDR).
* Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
**  Forward foreign exchange contracts as of May 31, 1997 were as follows:

                                     Unrealized
                       Expiration   Appreciation
Foreign Currency Sold     Date     (Depreciation)

A$         230,000     June 1997     $4,218
C$         700,000     June 1997       (201)
Chf        465,000     June 1997     (1,295)
DM       1,440,000     June 1997     (5,680)
Dkr      1,070,000     June 1997      1,402
Esp     56,000,000     June 1997     (2,476)
Fim      1,300,000     June 1997        796
Frf      1,750,000     June 1997     (1,742)
Lit    719,962,500     June 1997      2,606
Skr      3,440,000     June 1997      3,092
                                     ------
Total Unrealized Appreciation --
Net on Forward Foreign
Exchange Contracts
(US$ Commitment -- $3,835,996)         $720
                                     ======


EQUITY PORTFOLIO CHANGES


For the Quarter Ended May 31, 1997

Additions            Amer Group Ltd.
                     Autobacs Seven Co., Ltd.
                     Broken Hill Proprietary Co., Ltd.
                     Castellum AB
                     Chase Manhattan Corporation
                     Ciba Specialty Chemicals AG (ADR)
                     Computer Associates International, Inc.
                     Hartford Life, Inc. (Class A)
                     Hertz Corp. (Class A)
                     Ingersoll-Rand Company
                     Intel Corp.
                     McDonald's Corp.
                     Microsoft Corp.
                     Nationwide Financial Services, Inc.
                     Orion-yhtymae OY (Class A)
                     Owens-Illinois, Inc.
                     Oxford Health Plans, Inc.
                    *Rauma OY
                     Sasol Ltd.
                     Smith International, Inc.
                     Sony Corporation
                     Starwood Lodging Trust
                     Sunbeam-Oster Co.
                     Uniao de Bancos Brasileiros S.A. (GDR)
                     WorldCom, Inc.

Deletions            Banco de Galicia y Buenos Aires
                     S.A. (ADR)
                     Banco Frances del Rio de la Plata
                     S.A. (ADR)
                     Centocor, Inc.
                     cisco Systems, Inc.
                     Citicorp
                     Countrywide Credit Industries, Inc.
                     FMC Corporation
                     Fisher Scientific International, Inc.
                     Foster Wheeler Corporation
                     General Electric Company
                     General Motors Corp.
                     Gulfstream Aerospace Corporation
                     H.J. Heinz Company
                     Health Management Associates, Inc. (Class A)
                     Lear Corporation
                     National Westminster Bank PLC
                     Nomura Securities Co., Ltd.
                     Northrop Grumman Corp.
                     Oakwood Homes Corporation
                     Puma AG
                    *Rauma OY

* Added and deleted in the same quarter.


OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Thomas R. Robinson, Vice President and Senior Portfolio Manager
Gerald M. Richard, Treasurer

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863